Ameritas Life
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                              ("Separate Account")

                                 Supplement to:
                                 Protector hVUL
                          Prospectus Dated May 1, 2008
                    and Statement of Additional Information
                          Supplement Dated May 1, 2012

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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
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                         FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                         The Alger Portfolios                                          Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
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                     American Century Investments                             American Century Investment Management, Inc.
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American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
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American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
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                  Calvert Variable Products, Inc.*                                Calvert Investment Management, Inc.
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Calvert VP Barclays Capital Aggregate Bond Index Portfolio -           Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
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Calvert VP EAFE International Index Portfolio, Class I - World Asset   Index:  MSCI EAFE Index.
 Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio - Summit                 Current income.
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Calvert VP Nasdaq 100 Index Portfolio - Summit                         Index:  Nasdaq 100(R) Index.
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Calvert VP Natural Resources Portfolio - Summit                        Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit    Index:  Russell 2000 Index.
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Calvert VP S&P 500 Index Portfolio ** - Summit                         Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - Summit         Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation
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                   Calvert Variable Series, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP Income Portfolio - No Subadviser                            Long-term income.
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Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
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Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is
Management, Inc.                                                       secondary.
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                        DWS Variable Series II                               Deutsche Investment Management Americas Inc.
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DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                Long-term capital appreciation.
Dreman Value Management, L.L.C.
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DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
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               Fidelity(R) Variable Insurance Products                          Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,3             Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,3             Index:  S&P 500(R) Index. **
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Fidelity(R) VIP Growth Portfolio, Initial Class 1,3                    Capital Appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class 1,3               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 2,3     Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,3                   Long-term growth.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 1,3                  Long-term growth.
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                      Subadvisers: (1) FMR Co., Inc., (2) Fidelity Investments Money Management, Inc., and
                               (3) other investment advisers serve as sub-advisers for the fund.
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         Financial Investors Variable Insurance Trust (ALPS)                              ALPS Advisors, Inc.
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -            Capital appreciation and some current income.
Ibbotson Associates, Inc.
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II -
 Ibbotson Associates, Inc.                                              Capital appreciation.
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Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II     Current income and capital appreciation.
 - Ibbotson Associates, Inc.
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                         FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                     AIM Variable Insurance Funds                                        Invesco Advisers, Inc.
                  (Invesco Variable Insurance Funds)
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset          Total return through growth of capital and current
Management Limited                                                      income.
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Invesco V.I. International Growth Fund, Series I                        Long-term growth of capital.
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                   MFS(R) Variable Insurance Trust                              Massachusetts Financial Services Company
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MFS(R) Research International Series, Initial Class                     Seeks capital appreciation.
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MFS(R) Strategic Income Series, Initial Class                           Seeks total return with emphasis on high current
                                                                        income, but also considering capital appreciation.
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MFS(R) Total Return Series, Initial Class                               Seeks total return.
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MFS(R) Utilities Series, Initial Class                                  Seeks total return.
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              Neuberger Berman Advisers Management Trust                            Neuberger Berman Management LLC
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Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I         Capital growth.
(named Neuberger Berman AMT Regency Portfolio prior to May 1,
2012)
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                   PIMCO Variable Insurance Trust                              Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class                      Seeks maximum total return.
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                  T. Rowe Price Equity Series, Inc.                                  T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                             Seeks long-term capital growth.  Income is a secondary
                                                                        objective.
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                  Third Avenue Variable Series Trust                                  Third Avenue Management LLC
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Third Avenue Value Portfolio                                            Long-term capital appreciation.
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               The Universal Institutional Funds, Inc.                         Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley         Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment             growth oriented equity securities of issuers in emerging
Management Limited                                                      market countries.
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UIF U.S. Real Estate Portfolio, Class I                                 Above-average current income and long-term capital
                                                                        appreciation by investing primarily in equity securities
                                                                        of companies in the U.S. real estate industry, including
                                                                        real estate investment trusts.
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
* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
**     "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2011.

3. The Asset Allocation Program section of the prospectus is revised as follows:
     a.   The following sentences are added at the end of the first paragraph:
               We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.
     b. In the Potential Conflicts of Interest first paragraph, the fourth sentence is deleted and replaced with the following:
               We may receive fees for administrative services from other portfolios in the models.

4.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In The Asset Allocation Program Models section, the first two sentences are deleted and replaced with the following:
               Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes.
     b. In the Potential Conflicts of Interest paragraph, the sentence, "We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees." is deleted and replaced with the following:
               We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

  Please retain this Supplement with the current prospectus for your variable
               Policy issued by Ameritas Life Insurance Corp.
   If you do not have a current prospectus, please contact Ameritas Life at
                               1-800-745-1112.